Subsequent events -Schedule of RSUs (Details) shares in Thousands	May 26, 2023 shares
Restricted Share Units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares)	1,634,852
Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted options (in shares)	1,689,632
Canceled (in shares)	(92,556)
Outstanding (in shares)	1,597,076